INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 30, 2017 USD ($)
Operating Loss and Credit Carryforwards
Alternative minimum tax credit	$ 200
U.S.
Operating Loss and Credit Carryforwards
Net Operating Losses	3,431
U.S. | 2032 - 2036
Operating Loss and Credit Carryforwards
Net Operating Losses	3,431
State
Operating Loss and Credit Carryforwards
Net Operating Losses	2,575
Tax Credits	503
State | 2017 - 2021
Operating Loss and Credit Carryforwards
Net Operating Losses	356
Tax Credits	270
State | 2022 - 2026
Operating Loss and Credit Carryforwards
Net Operating Losses	391
Tax Credits	233
State | 2027 - 2031
Operating Loss and Credit Carryforwards
Net Operating Losses	605
State | 2032 - 2036
Operating Loss and Credit Carryforwards
Net Operating Losses	804
State | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	419
Foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	2,586
Foreign | 2017 - 2021
Operating Loss and Credit Carryforwards
Net Operating Losses	2,106
Foreign | 2022 - 2026
Operating Loss and Credit Carryforwards
Net Operating Losses	243
Foreign | 2027 - 2031
Operating Loss and Credit Carryforwards
Net Operating Losses	156
Foreign | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	81
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	8,600
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Tax credit carryforward, valuation allowance	$ 500